Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements
The following table shows the maximum exposure to credit risk before taking into account any collateral held or other credit enhancements at March 31, 2023 and 2022.

	At March 31,
	2023	2022

	(In millions)
Credit risk exposures relating to assets on the consolidated statements of financial position:
Deposits with banks	¥75,113,703	¥74,780,886
Call loans and bills bought	5,684,812	1,965,135
Reverse repurchase agreements and cash collateral on securities borrowed	11,024,084	11,303,930
Trading assets	4,229,845	3,489,258
Derivative financial instruments	8,649,947	6,443,748
Financial assets at fair value through profit or loss	1,392,889	1,657,206
Investment securities:
Debt instruments at amortized cost	235,567	83,954
Debt instruments at FVOCI	22,811,423	28,066,966
Loans and advances	111,891,134	104,635,815
Other financial assets	5,360,634	5,309,839
Credit risk exposures relating to off-balance sheet items (1) :
Loan commitments	79,068,816	73,246,384
Financial guarantees and other credit-related contingent liabilities	13,693,772	11,722,240

Total	¥339,156,626	¥322,705,361

(1)	The off-balance sheet items represent the nominal amounts of undrawn loan commitments, financial guarantees and other credit-related contingent liabilities.

Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances
The following table shows the financial effect of collateral and other credit enhancements on impaired loans and advances at March 31, 2023 and 2022. The maximum collateral amounts included in the disclosure are limited to the carrying value of loans and advances where the credit exposure is over-collateralized.

	At March 31,
	2023	2022

	(In millions)
Impaired loans and advances	¥1,170,662	¥1,406,094
Financial effect of collateral and other credit enhancements	387,980	393,462

Loans and Advances by Geographical Sector
An analysis of concentrations of credit risk from loans and advances by geographical sector and industry sector at March 31, 2023 and 2022 is shown below. The concentration by geographical sector is measured based on the domicile of the borrower.
Geographical sector

	At March 31,
	2023	2022

	(In millions)
Domestic	¥67,690,579	¥64,189,084
Foreign:
Americas	18,168,277	15,220,380
Europe	9,070,221	8,486,389
Asia	13,185,870	13,095,814
Others	5,028,880	4,962,032

Total foreign	45,453,248	41,764,615

Gross loans and advances	113,143,827	105,953,699
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(388,579)	(324,830)
Less: Allowance for loan losses	(864,114)	(993,054)

Carrying amount	¥111,891,134	¥104,635,815

Loans and Advances by Industry Sector
Industry sector

	At March 31,
	2023	2022

	(In millions)
Domestic:
Manufacturing	¥10,654,680	¥10,105,370
Agriculture, forestry, fisheries and mining	379,701	378,366
Construction	949,426	847,805
Transportation, communications and public enterprises	6,464,350	6,210,330
Wholesale and retail	6,143,314	5,903,439
Finance and insurance	3,901,580	3,549,762
Real estate and goods rental and leasing	15,604,512	14,314,582
Services	4,896,764	4,860,235
Municipalities	687,606	600,759
Lease financing	12,712	18,476
Consumer (1)	15,886,487	15,506,486
Others	2,109,447	1,893,474

Total domestic	67,690,579	64,189,084

Foreign:
Public sector	291,238	440,236
Financial institutions	9,283,249	8,311,518
Commerce and industry	30,369,262	28,838,245
Lease financing	295,199	290,097
Others	5,214,300	3,884,519

Total foreign	45,453,248	41,764,615

Gross loans and advances	113,143,827	105,953,699
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(388,579)	(324,830)
Less: Allowance for loan losses	(864,114)	(993,054)

Carrying amount	¥111,891,134	¥104,635,815

(1)	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥10,784,572 million and ¥10,676,967 million at March 31, 2023 and 2022, respectively.

Disaggregation of Structured Finance Loans and Advances
Structured finance:

	At March 31,
	2023	2022

	(In millions)
Real estate finance	¥4,581,928	¥3,689,571
Project finance	6,283,946	5,828,182
Other structured finance	509,334	497,444

Total structured finance	¥11,375,208	¥10,015,197

Secured and Unsecured Consumer Loans
Consumer:

	At March 31,
	2023	2022

	(In millions)
Secured loans (1)	¥11,386,978	¥11,311,593
Unsecured loans	4,499,509	4,194,893

Total consumer	¥15,886,487	¥15,506,486

(1)	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥10,784,572 million and ¥10,676,967 million at March 31, 2023 and 2022, respectively.

Summary of Loans and Advances at Amortized Cost
The following tables set forth information about the gross carrying amount of financial assets and the exposure to credit risk on loan commitments and financial guarantee contracts by stage allocation and internal rating grades of SMBC. Refer to Note 2 “Summary of Significant Accounting Policies” for information on stage allocation. Also refer to Note 46 “Financial Risk Management” for information on obligor grading system of SMBC.

	At March 31, 2023
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Normal
J1-6	¥47,453,523	¥289,316	¥—	¥47,742,839
G1-6	34,975,850	1,177,231	—	36,153,081
Japanese government and local municipal corporations	2,981,570	—	—	2,981,570
Other (1)	22,843,553	291,913	—	23,135,466
Requiring caution
J7	—	838,655	—	838,655
G7	—	842,888	—	842,888
Other (1)	—	278,666	—	278,666
Impaired (2)	—	—	1,170,662	1,170,662

Gross loans and advances	108,254,496	3,718,669	1,170,662	113,143,827
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(388,579)
Less: Allowance for loan losses	(187,455)	(240,494)	(436,165)	(864,114)

Carrying amount				¥111,891,134

(1)	The balance of “Other” includes housing loans, which amounted to ¥10,697,842 million and ¥16,624 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.

	At March 31, 2022
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Normal
J1-6	¥44,334,449	¥378,857	¥—	¥44,713,306
G1-6	30,840,638	1,100,849	—	31,941,487
Japanese government and local municipal corporations	2,777,135	—	—	2,777,135
Other (1)	22,894,567	93,025	—	22,987,592
Requiring caution
J7	—	922,423	—	922,423
G7	—	987,573	—	987,573
Other (1)	—	218,089	—	218,089
Impaired (2)	—	—	1,406,094	1,406,094

Gross loans and advances	100,846,789	3,700,816	1,406,094	105,953,699
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(324,830)
Less: Allowance for loan losses	(162,919)	(247,020)	(583,115)	(993,054)

Carrying amount				¥104,635,815

(1)	The balance of “Other” includes housing loans, which amounted to ¥10,575,167 million and ¥17,600 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.
Modified loans and advances that were subject to lifetime ECL measurement
amounted to ¥43,604
million
and ¥92,749 million for the
fiscal years ended March 31, 2023 and 2022, respectively. The net modification gain or loss is not material.

	At March 31, 2023
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :
Gross carrying amount	¥43,212,638	¥1,009,650	¥68,585	¥44,290,873
Allowance for off-balance sheet items	48,584	36,163	15,241	99,988

	At March 31, 2022
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :
Gross carrying amount	¥39,125,698	¥874,122	¥57,740	¥40,057,560
Allowance for off-balance sheet items	34,473	41,756	12,034	88,263

(1)	Loan commitments are the undrawn components of loan commitments on which ECL can be separately identified from those on the drawn components.

Movements in ECL allowance
The following tables show reconciliations from the opening balance to the closing balance of the ECL allowance by class of financial instrument.

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost (1) :
Balance at April 1, 2021	¥170,156	¥255,909	¥423,222	¥849,287
Transfer to 12-month ECL	8,140	(5,225)	(2,915)	—
Transfer to lifetime ECL not credit-impaired	(9,170)	13,747	(4,577)	—
Transfer to lifetime ECL credit-impaired	(4,251)	(55,867)	60,118	—

Net transfers between stages	(5,281)	(47,345)	52,626	—
Provision (credit) for loan losses	(8,715)	29,062	248,713	269,060
Charge-offs	—	—	166,553	166,553
Recoveries	—	—	13,403	13,403

Net charge-offs	—	—	153,150	153,150
Others (2)	6,759	9,394	11,704	27,857

Balance at March 31, 2022	162,919	247,020	583,115	993,054

Transfer to 12-month ECL	2,300	(2,037)	(263)	—
Transfer to lifetime ECL not credit-impaired	(3,495)	6,485	(2,990)	—
Transfer to lifetime ECL credit-impaired	(9,959)	(14,605)	24,564	—

Net transfers between stages	(11,154)	(10,157)	21,311	—
Provision (credit) for loan losses	29,264	(5,591)	114,503	138,176
Charge-offs	—	—	310,284	310,284
Recoveries	—	—	16,948	16,948

Net charge-offs	—	—	293,336	293,336
Others (2)	6,426	9,222	10,572	26,220

Balance at March 31, 2023	¥187,455	¥240,494	¥436,165	¥864,114

(1)
“Loans and advances at amortized cost” includes allowance for undrawn components of loan commitments issued to retail customers which cannot be separately identified from that for the drawn components.

(2)	Others mainly include foreign exchange translations.
For the fiscal year ended March 31, 2023, the ECL allowance decrease
d
 by ¥128,940 million from ¥993,054
million at March 31, 2022
to ¥864,114
million at March 31, 2023.

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :
Balance at April 1, 2021	¥33,034	¥35,480	¥7,181	¥75,695
Net transfers between stages	(816)	937	(121)	—
Provision for off-balance sheet items	605	5,339	4,974	10,918
Others	1,650	—	—	1,650

Balance at March 31, 2022	34,473	41,756	12,034	88,263

Net transfers between stages	90	(1,054)	964	—
Provision (credit) for off-balance sheet items	12,584	(4,539)	2,243	10,288
Others	1,437	—	—	1,437

Balance at March 31, 2023	¥48,584	¥36,163	¥15,241	¥99,988

(1)	ECL allowance for loan commitments is that for the undrawn components of loan commitments, which can be separately identified from that for the drawn components.

Trading Assets and Investment Securities Based on External Rating System
The following tables show an analysis of trading assets, financial assets at fair value through profit or loss and debt instruments at amortized cost and at fair value through other comprehensive income based on the external rating system at March 31, 2023 and 2022, excluding instruments with equity features. Collateral is generally not obtained directly from the issuers.

	At March 31, 2023
	Trading assets (1)	Financial assets at fair value through profit or loss (1)	Debt instruments at amortized cost (1)(2)	Debt instruments at fair value through other comprehensive income (1)(2)

	(In millions)
AAA	¥644,180	¥6,000	¥—	¥10,034,033
AA- to AA+	3,147,681	31,296	165,593	11,992,005
A- to A+	223,843	14,669	—	399,783
Lower than A-	126,281	85,739	68,995	984,062
Unrated	13,343	600	979	173,750

Total	¥4,155,328	¥138,304	¥235,567	¥23,583,633

	At March 31, 2022
	Trading assets (1)	Financial assets at fair value through profit or loss (1)	Debt instruments at amortized cost (1)(2)	Debt instruments at fair value through other comprehensive income (1)(2)

	(In millions)
AAA	¥519,262	¥7,999	¥—	¥8,634,719
AA- to AA+	2,437,286	36,147	25,741	18,225,704
A- to A+	243,090	20,836	—	670,840
Lower than A-	195,008	89,955	57,646	863,446
Unrated	3,365	677	567	192,349

Total	¥3,398,011	¥155,614	¥83,954	¥28,587,058

(1)
The amounts represent fair value for trading assets and financial assets at fair value through profit or loss, whereas they represent the gross carrying amount for debt instruments at amortized cost and at fair value through other comprehensive income.

(2)	There were no debt instruments at amortized cost or debt instruments at fair value through other comprehensive income subject to lifetime ECL at March 31, 2023 and 2022.

VaR by Risk Category
The following tables show the Group’s VaR by risk category and these figures are prepared based on the internal reporting provided to management. The Group’s material market risk exposure categories consist of interest rate risk, foreign exchange risk, equities and commodities risk and others. The section headed “VaR for Trading Activity” shows VaR for instruments entered into for trading purposes and the VaR model for the trading book includes principal consolidated subsidiaries. The section headed “VaR for
Non-Trading
Activity” shows VaR for instruments entered into for purposes other than trading purposes. “Strategic Shareholding Investment” in the “VaR for
Non-Trading
Activity” section is a portfolio that consists principally of publicly traded Japanese equities. This portfolio, like that of other financial institutions in Japan, has historically included shares of the Group’s customers.

(a)	VaR for Trading Activity

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2023:
SMBC Consolidated
Maximum	¥75.3	¥73.7	¥1.7	¥9.5	¥15.3
Minimum	12.8	11.9	0.2	4.8	10.5
Daily average	54.3	49.4	0.7	7.0	12.6
At March 31, 2023	27.9	22.6	0.2	5.7	11.6
SMFG Consolidated
Maximum	¥84.4	¥75.1	¥7.6	¥9.5	¥31.8
Minimum	21.7	13.2	4.3	4.8	25.2
Daily average	63.5	50.8	6.1	7.0	28.4
At March 31, 2023	37.6	23.9	5.5	5.7	27.7

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2022:
SMBC Consolidated
Maximum	¥49.4	¥41.9	¥3.0	¥8.6	¥13.0
Minimum	5.1	7.9	0.2	3.4	6.1
Daily average	15.3	15.9	1.0	5.9	9.0
At March 31, 2022	49.1	41.9	0.2	6.9	10.2
SMFG Consolidated
Maximum	¥59.9	¥42.7	¥9.4	¥8.6	¥31.1
Minimum	13.8	8.6	5.1	3.4	20.6
Daily average	25.0	17.2	6.8	5.9	25.5
At March 31, 2022	59.0	42.7	5.5	6.9	25.9

(1)
Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the trading book. For certain subsidiaries, the Group employs the standardized method and/or the historical simulation method for the VaR calculation method.

(b)	VaR for Non-Trading Activity

(i)	Banking

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2023:
SMBC Consolidated
Maximum	¥67.3	¥0.7	¥18.3	¥0.0	¥73.4
Minimum	40.1	0.0	3.3	0.0	43.6
Daily average	53.6	0.2	8.6	0.0	57.1
At March 31, 2023	63.3	0.0	11.3	0.0	68.0
SMFG Consolidated
Maximum	¥68.0	¥0.7	¥18.3	¥0.0	¥74.0
Minimum	41.2	0.0	3.3	0.0	44.7
Daily average	54.5	0.2	8.6	0.0	58.0
At March 31, 2023	64.7	0.0	11.3	0.0	69.4

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2022:
SMBC Consolidated
Maximum	¥60.1	¥0.5	¥25.5	¥0.0	¥63.5
Minimum	43.6	0.0	15.2	0.0	51.5
Daily average	51.7	0.3	21.0	0.0	58.4
At March 31, 2022	58.7	0.0	17.1	0.0	61.9
SMFG Consolidated
Maximum	¥60.8	¥0.5	¥25.5	¥0.0	¥64.3
Minimum	44.1	0.0	15.2	0.0	52.0
Daily average	52.4	0.3	21.0	0.0	59.1
At March 31, 2022	59.4	0.0	17.1	0.0	62.6

(1)	Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the banking book.

(ii)	Strategic Shareholding Investment

Equities risk
(In billions)
For the fiscal year ended March 31, 2023:
SMBC Consolidated
Maximum	¥1,047.4
Minimum	879.5
Daily average	961.3
At March 31, 2023	1,003.2
SMFG Consolidated
Maximum	¥1,241.1
Minimum	1,067.2
Daily average	1,163.0
At March 31, 2023	1,224.8

Equities risk
(In billions)
For the fiscal year ended March 31, 2022:
SMBC Consolidated
Maximum	¥1,199.8
Minimum	923.4
Daily average	1,079.3
At March 31, 2022	1,043.5
SMFG Consolidated
Maximum	¥1,384.9
Minimum	1,086.9
Daily average	1,261.3
At March 31, 2022	1,226.4

Maturity Analysis of Contractual Undiscounted Cash Flows for Financial Liabilities
The following tables show a maturity analysis of the contractual undiscounted cash flows for financial liabilities at March 31, 2023 and 2022. The amount of interest on debt instruments is not included in the maturity tables below due to its insignificance.

	At March 31, 2023
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total

	(In millions)
Non-derivative financial instruments:
Deposits	¥116,227,911	¥38,303,894	¥14,106,445	¥2,733,806	¥676,254	¥892,141	¥172,940,451
Call money and bills sold	16,663	2,518,257	31,805	2,331	—	—	2,569,056
Repurchase agreements and cash collateral on securities lent	90,371	17,492,532	134,994	67,350	779	—	17,786,026
Trading liabilities	3,291,089	—	—	—	—	—	3,291,089
Financial liabilities designated at fair value through profit or loss	—	28,772	51,658	73,688	83,030	228,642	465,790
Borrowings	231,603	907,174	1,827,402	7,606,743	2,535,474	1,862,586	14,970,982
Debt securities in issue	—	2,338,572	1,321,930	2,992,801	2,659,646	3,252,632	12,565,581
Lease payable	—	17,860	59,069	107,121	76,395	183,993	444,438
Other financial liabilities	3,221,035	5,199,330	97,469	—	—	4,378	8,522,212
Off balance sheet items:
Loan commitments	79,068,816	—	—	—	—	—	79,068,816
Financial guarantee contracts	13,693,772	—	—	—	—	—	13,693,772

Total non-derivative financial instruments	¥215,841,260	¥66,806,391	¥17,630,772	¥13,583,840	¥6,031,578	¥6,424,372	¥326,318,213

Derivative financial instruments	¥9,909,806	¥—	¥8,216	¥101,245	¥147,303	¥330,285	¥10,496,855

	At March 31, 2022
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total

	(In millions)
Non-derivative financial instruments:
Deposits	¥109,504,226	¥35,716,375	¥13,658,588	¥2,497,423	¥633,386	¥592,063	¥162,602,061
Call money and bills sold	16,257	981,289	87,177	43,811	1,466	—	1,130,000
Repurchase agreements and cash collateral on securities lent	333,887	19,637,456	49,966	91,853	—	—	20,113,162
Trading liabilities	3,181,992	—	—	—	—	—	3,181,992
Financial liabilities designated at fair value through profit or loss	—	12,080	140,141	111,904	77,418	168,005	509,548
Borrowings	166,662	2,774,392	6,054,105	7,382,113	1,974,285	1,855,060	20,206,617
Debt securities in issue	—	2,124,288	1,587,490	2,225,232	2,573,987	3,177,717	11,688,714
Lease payable	—	18,127	57,941	104,913	76,421	143,672	401,074
Other financial liabilities	3,490,237	4,221,736	3,526	90,045	—	4,133	7,809,677
Off balance sheet items:
Loan commitments	73,246,384	—	—	—	—	—	73,246,384
Financial guarantee contracts	11,722,240	—	—	—	—	—	11,722,240

Total non-derivative financial instruments	¥201,661,885	¥65,485,743	¥21,638,934	¥12,547,294	¥5,336,963	¥5,940,650	¥312,611,469

Derivative financial instruments	¥6,717,823	¥—	¥—	¥13,875	¥77,746	¥156,892	¥6,966,336

Notes:
1.
Embedded derivatives which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position are not included in the contractual tables above as they relate to the interest cash flow of the host contract, which are also not included in the tables above.

2.	Derivative financial instruments are recorded at fair value. Except for items designated as hedging instruments for fair value hedge, they are included in the column “On demand.”

Balance of Loans and Advances and Deposits
The following table presents the balance of loans and advances, and deposits at March 31, 2023 and 2022. The balance of deposits at March 31, 2023 and 2022 exceeded the balance of loans and advances at the same time due to the stable deposit base in Japan.

	At March 31,
	2023	2022

	(In millions)
Loans and advances	¥111,891,134	¥104,635,815
Deposits	172,927,810	162,593,492

Deposits by Domestic and Foreign Offices
The following table presents a breakdown of deposits by domestic and foreign offices. Domestic inter-bank money is classified as “Call money and bills sold” and not included in “Deposits” in the consolidated statements of financial position. Domestic deposits are mainly composed of corporate and individual customer deposits.

	At March 31,
	2023	2022

	(In millions)
Domestic offices:
Non-interest-bearing demand deposits	¥30,778,301	¥28,633,073
Interest-bearing demand deposits	70,401,409	67,287,154
Deposits at notice	828,110	691,249
Time deposits	17,245,011	17,624,597
Negotiable certificates of deposit	4,470,206	5,059,074
Others	9,058,983	9,625,768

Total domestic offices	132,782,020	128,920,915

Foreign offices:
Non-interest-bearing demand deposits	2,771,762	2,334,805
Interest-bearing demand deposits	4,783,003	4,221,047
Deposits at notice	13,618,520	11,345,294
Time deposits	10,278,686	7,513,141
Negotiable certificates of deposit	8,555,350	8,010,723
Others	138,469	247,567

Total foreign offices	40,145,790	33,672,577

Total deposits	¥172,927,810	¥162,593,492

Regulatory Capital Requirements
The table below presents the Group’s total capital ratio, total capital and risk-weighted assets under Japanese GAAP at March 31, 2023 and 2022 based on the Basel III rules.

	At March 31,
	2023	2022

	(In billions, except percentages)
SMFG Consolidated:
Total risk-weighted capital ratio	15.98%	16.56%
Tier 1 risk-weighted capital ratio	14.94%	15.46%
Common Equity Tier 1 risk-weighted capital ratio	14.02%	14.45%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥12,350.8	¥11,983.8
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	11,548.9	11,186.2
Common Equity Tier 1 capital	10,839.0	10,458.4
Risk-weighted assets	77,285.0	72,350.1
The amount of minimum total capital requirements (1)	6,182.8	5,788.0

(1)	The amount of minimum total capital requirements is calculated by multiplying risk-weighted assets by 8%.